UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     July 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $294,774 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR              002920809    28204  1101700 SH       SOLE                  1101700        0        0
ABBEY NATL PLC                 ADR PRF B7.375   002920700    32533  1243600 SH       SOLE                  1243600        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     5131   204992 SH       SOLE                   204992        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    25264  1297600 SH       SOLE                  1297600        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    13613   711400 SH       SOLE                   711400        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108      638    28400 SH       SOLE                    28400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    30943  1568700 SH       SOLE                  1568700        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106     2388   107800 SH       SOLE                   107800        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     4880   209995 SH       SOLE                   209995        0        0
NATIONAL WESTMINSTER BK PLC    ADR REP PREF B   638539700      584    23100 SH       SOLE                    23100        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     4204   165400 SH       SOLE                   165400        0        0
PREFERRED & CORP INC STRATEG   COM              74039B105     8098   405900 SH       SOLE                   405900        0        0
PREFERRED INCOME STRATEGIES    COM              74038E100    29730  1564300 SH       SOLE                  1564300        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    10024   414371 SH       SOLE                   414371        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    27550  1125875 SH       SOLE                  1125875        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     2750   107000 SH       SOLE                   107000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     8225   382220 SH       SOLE                   382220        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    43331  1832196 SH       SOLE                  1832196        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    14922   620697 SH       SOLE                   620697        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1762    70000 SH       SOLE                    70000        0        0